                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04015

                         Eaton Vance Mutual Funds Trust
               (Exact Name of Registrant as Specified in Charter)

     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Address of principal Executive Offices)

                                 Alan R. Dynner
     THE EATON VANCE BUILDING, 255 STATE STREET, BOSTON, MASSACHUSETTS 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                OCTOBER 31, 2003
                                ----------------
                             Date of Fiscal Year End

                                 APRIL 30, 2003
                                 --------------
                            Date of Reporting Period

ITEM 1. REPORTS TO STOCKHOLDERS

[EATON VANCE LOGO]

[PHOTO OF STATUE OF LIB]

SEMIANNUAL REPORT APRIL 30, 2003

[PHOTO OF NYSE FLAG]

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

[PHOTO OF ADDING MACHINE TAX FORM]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

INVESTMENT UPDATE

MANAGEMENT DISCUSSION

[PHOTO OF PAUL J. MARSHALL, WILLIAM R. HACKNEY, III, AND CHARLES B. REED,] The Investment Team Managing Tax-Managed Mid-Cap Core Portfolio: Paul J. Marshall, William R. Hackney, III, and Charles B. Reed, of Atlanta Capital Management

- The Fund's performance during the six-month period ended April 30, 2003, benefited from an overweight position in information technology, industrials, and energy. The rebound in technology stocks was directly related to the growing belief among investors that a new tech-spending cycle would begin in the second half of 2003. Industrial stocks, with significant earnings leverage to an improving economy, benefited accordingly. Our exposure to energy exploration and production companies also enhanced returns, as oil and gas prices rose as a result of geopolitical concerns and secular trends related to a fall off in domestic natural gas supplies.

- During the period, health care and financial stocks within the Portfolio did not perform as we expected. Concerns developed over the ability of many healthcare service companies to sustain mid-to-high single digit price increases on an annual basis. Additionally, many of the regional banks in the Portfolio were positioned for an increase in interest rates, which did not materialize. The energy and health care sectors were moved from an overweight to an underweight position relative to the S&P Mid-Cap 400 Index (the "Index") during the period, while the Portfolio's sector weighting in industrials and information technology was increased substantially.(1)

- Over the next 12 to 18 months, we believe that the price performance of mid-cap stocks, as measured by the Index, will be directly related to any movement in interest rates, the profitability of companies within the Index, and any subsequent increase in capital expenditures.(1) The consumer has been remarkably resilient in the current environment and any significant drop in consumer spending will have a negative impact on earnings growth and the broader market. In our opinion, deflation concerns are exaggerated, as a weaker dollar and an active Federal Reserve should keep prices from falling precipitously. We believe that a little inflation would be good for the economy, as it would indicate that corporate America's pricing power has improved, which in turn would spur revenue growth.

THE FUND

  The Past Six Month

- During the six months ended April 30, 2003, the Fund's Class A shares had a total return of 4.22%. This return was the result of an increase in net asset value (NAV) to $8.89 on April 30, 2003, from $8.53 on October 31, 2002.(2)

- The Fund's Class B shares had a total return of 3.89% during the same period, the result of an increase in NAV to $8.82 on April 30, 2003, from $8.49 on October 31, 2002.(2)

- The Fund's Class C shares had a total return of 3.77% during the same period, the result of an increase in NAV to $8.81 on April 30, 2003, from $8.49 on October 31, 2002.(2)

- For comparison, the average total return of funds included in the Lipper Mid-Cap Core Classification was 4.80%for the period from October 31, 2002 until April 30, 2003.(1) The S&P Mid-Cap 400 Index had a return of 3.98% for the same period.(1)

THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE MANAGEMENT TEAM AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL MANAGEMENT DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

FUND INFORMATION
as of April 30, 2003

PERFORMANCE(3)       CLASS A       CLASS B         CLASS C
----------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)
One Year             -14.02%        -14.62%        -14.72%
Life of Fund+         -9.57         -10.18         -10.26

SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year             -18.96%        -18.89%        -15.57%
Life of Fund+        -14.03         -14.03         -10.26

+ Inception Dates - Class A: 3/4/02; Class B: 3/4/02; Class C:3/4/02

TEN LARGEST HOLDINGS(4) By total net assets

Ace Ltd.                            3.0%
WellPoint Health Networks, Inc.     2.7
Apache Corp.                        2.5
DENTSPLY International, Inc.        2.5
Dover Corp.                         2.5
Cox Radio, Inc. Class A             2.4
Affiliated Managers Group, Inc.     2.4
Ambac Financial Group, Inc.         2.3
Questar Corp.                       2.3
Jacobs Engineering Group, Inc.      2.3

(1) It is not possible to invest directly in an Index or a Lipper Classification. (2) These returns do not include the 5.75% maximum sales charge for the Fund's Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B and Class C shares. (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4%
    - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. (4) Ten largest holdings accounted for 24.9% of the Portfolio's total net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

  MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT
      TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

PERFORMANCE

The tables below set forth the pre-tax and after-tax performance for the Fund. After-tax performance reflects the impact of federal income taxes on Fund distributions of dividends and capital gains, as well as capital gains taxes on the sale of Fund shares, while pre-tax performance does not. Because the objective of the Fund is to provide long-term, after-tax returns to shareholders, it is important for investors to know the effect of taxes on the Fund's return.

AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)


RETURNS AT NET ASSET VALUE (NAV) (CLASS A)

                                       ONE YEAR  LIFE OF FUND
Return Before Taxes                     -14.02%     -9.57%
Return After Taxes on Distributions     -14.02%     -9.57%
Return After Taxes on Distributions      -9.12%     -7.64%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS A)

                                       ONE YEAR  LIFE OF FUND
Return Before Taxes                     -18.96%     -14.03%
Return After Taxes on Distributions     -18.96%     -14.03%
Return After Taxes on Distributions     -12.33%     -11.19%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS B)

                                       ONE YEAR  LIFE OF FUND
Return Before Taxes                     -14.62%     -10.18%
Return After Taxes on Distributions     -14.62%     -10.18%
Return After Taxes on Distributions      -9.50%      -8.13%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS B)

                                       ONE YEAR  LIFE OF FUND
Return Before Taxes                     -18.89%     -14.03%
Return After Taxes on Distributions     -18.89%     -14.03%
Return After Taxes on Distributions     -12.28%     -11.19%
and Sale of Fund Shares


AVERAGE ANNUAL TOTAL RETURNS
(FOR THE PERIOD ENDED APRIL 30, 2003)

RETURNS AT NET ASSET VALUE (NAV) (CLASS C)

                                       ONE YEAR   LIFE OF FUND
Return Before Taxes                     -14.72%     -10.26%
Return After Taxes on Distributions     -14.72%     -10.26%
Return After Taxes on Distributions      -9.57%      -8.20%
and Sale of Fund Shares

RETURNS AT PUBLIC OFFERING PRICE (POP) (CLASS C)

                                        ONE YEAR  LIFE OF FUND
Return Before Taxes                     -15.57%     -10.26%
Return After Taxes on Distributions     -15.57%     -10.26%
Return After Taxes on Distributions     -10.12%      -8.20%
and Sale of Fund Shares

Class A, Class B, and Class C commenced operations on 3/4/02. Returns at Public Offering Price (POP) reflect the deduction of the maximum sales charge, while Returns at Net AssetValue (NAV)do not.

After-tax returns are calculated using the highest historical individual federal income tax rate and do not reflect the impact of state and local taxes. Actual after-tax returns depend on a shareholder's tax situation and may differ from those shown. After-tax returns are not relevant for shareholders who hold shares in tax-deferred accounts or to shares held by non-taxable entities. Return After Taxes on Distributions for a period may be the same as Return Before Taxes for that period because no distributions were paid during that period. Also, Return After Taxes on Distributions and Sale of Fund shares for a period may be greater than Return After Taxes on Distributions for the same period because of realized losses on the sale of Fund shares.

Past performance (both before and after taxes)is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.Performance is for the stated time period only; due to market volatility, the Fund's current performance may be different.

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
----------------------------------------------------
Investment in Tax-Managed Mid-Cap
   Portfolio, at value
   (identified cost, $8,535,888)          $8,680,145
Receivable for Fund shares sold               22,647
Receivable from affiliate                     60,147
----------------------------------------------------
TOTAL ASSETS                              $8,762,939
----------------------------------------------------
Liabilities
----------------------------------------------------
Payable for Fund shares redeemed          $    8,239
Payable to affiliate for distribution
   and service fees                            1,616
Payable to affiliate for Trustees' fees           80
Accrued expenses                              18,952
----------------------------------------------------
TOTAL LIABILITIES                         $   28,887
----------------------------------------------------
NET ASSETS                                $8,734,052
----------------------------------------------------
Sources of Net Assets
----------------------------------------------------
Paid-in capital                           $9,328,372
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                         (690,860)
Accumulated net investment loss              (47,717)
Net unrealized appreciation from
   Portfolio (computed on the basis of
   identified cost)                          144,257
----------------------------------------------------
TOTAL                                     $8,734,052
----------------------------------------------------
Class A Shares
----------------------------------------------------
NET ASSETS                                $4,266,272
SHARES OUTSTANDING                           480,032
NET ASSET VALUE AND REDEMPTION PRICE PER
   SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.89
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $8.89)       $     9.43
----------------------------------------------------
Class B Shares
----------------------------------------------------
NET ASSETS                                $1,937,544
SHARES OUTSTANDING                           219,762
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.82
----------------------------------------------------
Class C Shares
----------------------------------------------------
NET ASSETS                                $2,530,236
SHARES OUTSTANDING                           287,043
NET ASSET VALUE, OFFERING PRICE AND
   REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $     8.81
----------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
---------------------------------------------------
Dividends allocated from Portfolio        $  31,762
Interest allocated from Portfolio               495
Expenses allocated from Portfolio           (41,256)
---------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $  (8,999)
---------------------------------------------------
Expenses
---------------------------------------------------
Administration fee                        $   5,814
Trustees' fees and expenses                       8
Distribution and service fees
   Class A                                    5,060
   Class B                                    8,537
   Class C                                    9,980
Registration fees                            43,119
Custodian fee                                 8,447
Transfer and dividend disbursing agent
   fees                                       8,385
Legal and accounting services                 5,177
Printing and postage                          2,800
Miscellaneous                                 1,538
---------------------------------------------------
TOTAL EXPENSES                            $  98,865
---------------------------------------------------
Deduct --
   Preliminary allocation of expenses to
      affiliate                           $  60,147
---------------------------------------------------
TOTAL EXPENSE REDUCTIONS                  $  60,147
---------------------------------------------------

NET EXPENSES                              $  38,718
---------------------------------------------------

NET INVESTMENT LOSS                       $ (47,717)
---------------------------------------------------
Realized and Unrealized
Gain (Loss) from Portfolio
---------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(435,409)
---------------------------------------------------
NET REALIZED LOSS                         $(435,409)
---------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 777,282
---------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 777,282
---------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $ 341,873
---------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $ 294,156
---------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002(1)
---------------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (47,717) $                   (29,238)
   Net realized loss                              (435,409)                    (255,412)
   Net change in unrealized
      appreciation (depreciation)                  777,282                     (633,025)
---------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        294,156  $                  (917,675)
---------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $      1,881,220  $                 5,085,324
      Class B                                      796,801                    1,514,606
      Class C                                    1,465,359                    2,162,624
   Cost of shares redeemed
      Class A                                   (2,175,768)                    (161,573)
      Class B                                     (167,947)                    (106,793)
      Class C                                     (583,692)                    (352,590)
---------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM FUND
   SHARE TRANSACTIONS                     $      1,215,973  $                 8,141,598
---------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      1,510,129  $                 7,223,923
---------------------------------------------------------------------------------------
Net Assets
---------------------------------------------------------------------------------------
At beginning of period                    $      7,223,923  $                        --
---------------------------------------------------------------------------------------
AT END OF PERIOD                          $      8,734,052  $                 7,223,923
---------------------------------------------------------------------------------------
Accumulated net
investment loss included
in net assets
---------------------------------------------------------------------------------------
AT END OF PERIOD                          $        (47,717) $                        --
---------------------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS A
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.530                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.037)                $(0.047)
Net realized and unrealized
   gain (loss)                          0.397                  (1.423)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.360                 $(1.470)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.890                 $ 8.530
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          4.22%                 (14.70)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 4,266                 $ 4,394
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       1.70%(5)                1.65%(5)
   Net investment loss                  (0.85)%(5)              (0.80)%(5)
Portfolio Turnover of the
   Portfolio                               33%                     13%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           3.25%(5)                4.78%(5)
   Net investment loss                  (2.40)%(5)              (3.93)%(5)
Net investment loss per share         $(0.105)                $(0.231)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS B
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.490                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.069)                $(0.089)
Net realized and unrealized
   gain (loss)                          0.399                  (1.421)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.330                 $(1.510)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.820                 $ 8.490
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          3.89%                 (15.10)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 1,938                 $ 1,254
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.45%(5)                2.40%(5)
   Net investment loss                  (1.63)%(5)              (1.52)%(5)
Portfolio Turnover of the
   Portfolio                               33%                     13%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           4.00%(5)                5.53%(5)
   Net investment loss                  (3.18)%(5)              (4.65)%(5)
Net investment loss per share         $(0.134)                $(0.272)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                    CLASS C
                                  -------------------------------------------
                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(2)
-----------------------------------------------------------------------------
Net asset value -- Beginning
   of period                          $ 8.490                 $10.000
-----------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------
Net investment loss(1)                $(0.070)                $(0.090)
Net realized and unrealized
   gain (loss)                          0.390                  (1.420)
-----------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                         $ 0.320                 $(1.510)
-----------------------------------------------------------------------------

NET ASSET VALUE -- END OF
   PERIOD                             $ 8.810                 $ 8.490
-----------------------------------------------------------------------------

TOTAL RETURN(3)                          3.77%                 (15.10)%
-----------------------------------------------------------------------------

Ratios/Supplemental Data+
-----------------------------------------------------------------------------
Net assets, end of period
   (000's omitted)                    $ 2,530                 $ 1,575
Ratios (As a percentage of
   average daily net assets):
   Net expenses(4)                       2.45%(5)                2.40%(5)
   Net investment loss                  (1.65)%(5)              (1.52)%(5)
Portfolio Turnover of the
   Portfolio                               33%                     13%
-----------------------------------------------------------------------------
+  The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such action not been taken, the ratios and net investment loss per share would have been as follows:
Ratios (As a percentage of
   average daily net assets):
   Expenses(4)                           4.00%(5)                5.53%(5)
   Net investment loss                  (3.20)%(5)              (4.65)%(5)
Net investment loss per share         $(0.135)                $(0.275)
-----------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) For the period from the start of business, March 4, 2002, to October 31, 2002.
 (3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.
 (4)  Includes the Fund's share of the Portfolio's allocated expenses.
 (5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Tax-Managed Mid-Cap Core Fund (the Fund) is a diversified series of Eaton Vance Mutual Funds Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase. Class B and Class C shares are sold at net asset value and are generally subject to a contingent deferred sales charge (see Note 6). Class B shares held for eight years will automatically convert to Class A shares. Each class represents a pro-rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income and losses, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests of the Tax-Managed Mid-Cap Core Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (35.2% at April 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income or loss consists of the Fund's pro-rata share of the net investment income or loss of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expenses -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of funds.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders, each year, all of its net investment income, and any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2002, the Fund did not have any undistributed long term gains. At October 31, 2002, the Fund, for federal income tax purposes, had a capital loss carryover of $251,940 which will reduce the taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such loss carryover will expire on October 31, 2010.

 E Other -- Investment transactions are accounted for on a trade-date basis.
   Dividends to shareholders are recorded on the ex-dividend date.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 G Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Distributions to Shareholders
-------------------------------------------
   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of its net investment income, if any, and at least one distribution annually of all or substantially all of its net realized capital gains, if any. Distributions are paid

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS A                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                              217,324              533,609
    Redemptions                                       (252,622)             (18,279)
    -------------------------------------------------------------------------------
    NET INCREASE (DECREASE)                            (35,298)             515,330
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS B                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                               92,118              159,604
    Redemptions                                        (20,082)             (11,878)
    -------------------------------------------------------------------------------
    NET INCREASE                                        72,036              147,726
    -------------------------------------------------------------------------------

                                              SIX MONTHS ENDED
                                              APRIL 30, 2003    PERIOD ENDED
    CLASS C                                   (UNAUDITED)       OCTOBER 31, 2002(1)
    -------------------------------------------------------------------------------
    Sales                                              169,360              225,822
    Redemptions                                        (67,951)             (40,188)
    -------------------------------------------------------------------------------
    NET INCREASE                                       101,409              185,634
    -------------------------------------------------------------------------------

 (1) For the period from the start of business, March 4, 2002, to October 31, 2002.

4 Transactions with Affiliates
-------------------------------------------
   The administration fee is earned by Eaton Vance Management (EVM) as compensation for managing and administering the business affairs of the Fund. Under the administration agreement, EVM earns a fee in the amount of 0.15% per annum of average daily net assets of the Fund. For the six months ended April 30, 2003, the administration fee amounted to $5,814. To reduce the net investment loss of the Fund, EVM was allocated $60,147 of the Fund's operating expenses for the six months ended April 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2003, no significant amounts have been accrued or paid.

   Except for Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. Trustees of the Fund that are not affiliated with EVM or BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

   Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $2,564 as its portion of the sales charge on sales of Class A shares for the six months ended April 30, 2003.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B shares (Class B Plan) and Class C shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% (annualized) of the Fund's average daily net assets attributable to Class B and Class C shares, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, plus

EATON VANCE TAX-MANAGED MID-CAP CORE FUND AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $6,403 and $7,485 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2003, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares, respectively. At April 30, 2003, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $93,911 and $123,411 for Class B and Class C shares, respectively.

   The Plans authorize the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts equal to 0.25% (annualized) of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD and, as such, are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fees for the six months ended April 30, 2003 amounted to $5,060, $2,134 and $2,495 for Class A, Class B and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gain distributions. Class A shares may be subject to a 1% CDSC if redeemed within one year of purchase (depending upon the circumstances of purchase). The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase.

   No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges received on Class B and Class C redemptions are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Class B and Class C Plans, respectively (see
   Note 5). CDSC charges assessed on Class B and Class C shares when no Uncovered Distribution Charges exist for the respective classes will be credited to the Fund. The Fund was informed that EVD received approximately $50, $1,500 and $150 of CDSC paid by shareholders for Class A, Class B and Class C shares, respectively, for the six months ended April 30, 2003.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio for the six months ended April 30, 2003 aggregated $4,162,415 and $2,928,827, respectively.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED)

COMMON STOCKS -- 97.5%

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Advertising Agencies -- 2.3%
--------------------------------------------------------------
Omnicom Group, Inc.                         9,100  $   563,290
--------------------------------------------------------------
                                                   $   563,290
--------------------------------------------------------------
Airlines -- 0.9%
--------------------------------------------------------------
SkyWest, Inc.                              18,300  $   234,057
--------------------------------------------------------------
                                                   $   234,057
--------------------------------------------------------------
Banks - Regional -- 4.7%
--------------------------------------------------------------
City National Corp.                         5,000  $   205,850
SouthTrust Corp.                            9,900      265,924
Southwest Bancorporation of Texas,
Inc.(1)                                    12,300      417,954
Synovus Financial Corp.                    13,800      268,686
--------------------------------------------------------------
                                                   $ 1,158,414
--------------------------------------------------------------
Basic Materials -- 1.7%
--------------------------------------------------------------
Vulcan Materials Co.                       11,800  $   412,646
--------------------------------------------------------------
                                                   $   412,646
--------------------------------------------------------------
Broadcasting and Radio -- 2.4%
--------------------------------------------------------------
Cox Radio, Inc. Class A(1)                 26,400  $   602,184
--------------------------------------------------------------
                                                   $   602,184
--------------------------------------------------------------
Business Services - Miscellaneous -- 7.6%
--------------------------------------------------------------
ChoicePoint, Inc.(1)                       14,266  $   503,304
Fair Isaac Corp.                            5,800      302,064
Fiserv, Inc.(1)                            12,200      359,168
SEI Investments Co.                         9,500      250,135
The Reynolds and Reynolds Co. Class A      16,100      463,841
--------------------------------------------------------------
                                                   $ 1,878,512
--------------------------------------------------------------
Computer Services -- 2.0%
--------------------------------------------------------------
PeopleSoft, Inc.(1)                        15,300  $   229,959
SunGard Data Systems, Inc.(1)              12,000      258,000
--------------------------------------------------------------
                                                   $   487,959
--------------------------------------------------------------
Computer Software -- 1.0%
--------------------------------------------------------------
National Instruments Corp.(1)               7,600  $   243,808
--------------------------------------------------------------
                                                   $   243,808
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Computers - Integrated Systems -- 4.9%
--------------------------------------------------------------
Adobe Systems, Inc.                        11,900  $   411,264
Affiliated Computer Services, Inc.(1)       8,700      414,990
Jack Henry & Associates, Inc. Class A      29,000      377,870
--------------------------------------------------------------
                                                   $ 1,204,124
--------------------------------------------------------------
Cosmetics and Toiletries -- 1.8%
--------------------------------------------------------------
Alberto-Culver Co. Class A                  9,500  $   452,960
--------------------------------------------------------------
                                                   $   452,960
--------------------------------------------------------------
Education -- 1.6%
--------------------------------------------------------------
Education Management Corp.(1)               8,000  $   390,560
--------------------------------------------------------------
                                                   $   390,560
--------------------------------------------------------------
Electronics - Equipment / Instruments -- 1.7%
--------------------------------------------------------------
Amphenol Corp. Class A(1)                   9,300  $   411,897
--------------------------------------------------------------
                                                   $   411,897
--------------------------------------------------------------
Electronics - Semiconductors -- 3.1%
--------------------------------------------------------------
Microchip Technology, Inc.                 22,950  $   477,131
QLogic Corp.(1)                             6,400      281,536
--------------------------------------------------------------
                                                   $   758,667
--------------------------------------------------------------
Engineering and Construction -- 2.3%
--------------------------------------------------------------
Jacobs Engineering Group, Inc.(1)          13,700  $   563,755
--------------------------------------------------------------
                                                   $   563,755
--------------------------------------------------------------
Finance - Investment Management -- 6.9%
--------------------------------------------------------------
Affiliated Managers Group, Inc.(1)         13,000  $   602,030
Ambac Financial Group, Inc.                 9,900      577,665
Legg Mason, Inc.                            9,500      515,850
--------------------------------------------------------------
                                                   $ 1,695,545
--------------------------------------------------------------
Food - Wholesale / Distribution -- 2.3%
--------------------------------------------------------------
Performance Food Group Co.(1)              16,000  $   561,280
--------------------------------------------------------------
                                                   $   561,280
--------------------------------------------------------------
Gas Distribution -- 1.1%
--------------------------------------------------------------
Piedmont Natural Gas Co., Inc.              7,600  $   283,936
--------------------------------------------------------------
                                                   $   283,936
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Healthcare Services -- 4.7%
--------------------------------------------------------------
First Health Group Corp.(1)                20,300  $   508,515
WellPoint Health Networks, Inc.(1)          8,700      660,678
--------------------------------------------------------------
                                                   $ 1,169,193
--------------------------------------------------------------
Household Products -- 1.0%
--------------------------------------------------------------
Estee Lauder Companies Inc., (The),
Class A                                     7,400  $   240,500
--------------------------------------------------------------
                                                   $   240,500
--------------------------------------------------------------
Industrial Gases -- 1.9%
--------------------------------------------------------------
Praxair, Inc.                               8,000  $   464,640
--------------------------------------------------------------
                                                   $   464,640
--------------------------------------------------------------
Insurance -- 3.0%
--------------------------------------------------------------
Ace Ltd.                                   22,200  $   734,376
--------------------------------------------------------------
                                                   $   734,376
--------------------------------------------------------------
Insurance Brokers -- 1.4%
--------------------------------------------------------------
Arthur J. Gallagher & Co., Inc.            14,200  $   354,858
--------------------------------------------------------------
                                                   $   354,858
--------------------------------------------------------------
Manufacturing -- 7.6%
--------------------------------------------------------------
Danaher Corp.                               7,100  $   489,758
Dover Corp.                                21,100      606,414
Harsco Corp.                               10,500      361,935
Nucor Corp.                                10,000      408,500
--------------------------------------------------------------
                                                   $ 1,866,607
--------------------------------------------------------------
Medical - Hospitals -- 2.0%
--------------------------------------------------------------
Health Management Associates, Inc. Class
A                                          29,700  $   506,682
--------------------------------------------------------------
                                                   $   506,682
--------------------------------------------------------------
Medical Products -- 2.7%
--------------------------------------------------------------
Patterson Dental Co.(1)                     9,600  $   385,632
Renal Care Group, Inc.(1)                   8,900      288,360
--------------------------------------------------------------
                                                   $   673,992
--------------------------------------------------------------
Medical Services / Supplies -- 2.5%
--------------------------------------------------------------
DENTSPLY International, Inc.               16,300  $   610,435
--------------------------------------------------------------
                                                   $   610,435
--------------------------------------------------------------
SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Multi-Utilities -- 2.3%
--------------------------------------------------------------
Questar Corp.                              19,000  $   573,800
--------------------------------------------------------------
                                                   $   573,800
--------------------------------------------------------------
Office Electronics / Technology -- 1.0%
--------------------------------------------------------------
Zebra Technologies Corp. Class A(1)         3,600  $   240,012
--------------------------------------------------------------
                                                   $   240,012
--------------------------------------------------------------
Oil and Gas - Exploration and Production -- 5.9%
--------------------------------------------------------------
Apache Corp.                               10,725  $   614,006
Devon Energy Corp.                              0           10
EOG Resources, Inc.                        12,800      478,464
Newfield Exploration Co.(1)                10,600      364,534
--------------------------------------------------------------
                                                   $ 1,457,014
--------------------------------------------------------------
Publishing -- 1.2%
--------------------------------------------------------------
The New York Times Co. Class A              6,500  $   301,470
--------------------------------------------------------------
                                                   $   301,470
--------------------------------------------------------------
Retail - Discount -- 1.9%
--------------------------------------------------------------
Family Dollar Stores, Inc.                 13,600  $   464,984
--------------------------------------------------------------
                                                   $   464,984
--------------------------------------------------------------
Retail - Restaurants -- 4.2%
--------------------------------------------------------------
Brinker International, Inc.(1)             16,900  $   536,575
Sonic Corp.(1)                             18,400      496,984
--------------------------------------------------------------
                                                   $ 1,033,559
--------------------------------------------------------------
Retail - Specialty and Apparel -- 3.4%
--------------------------------------------------------------
Bed Bath and Beyond, Inc.(1)               13,600  $   537,336
Tiffany & Co.                              10,700      296,818
--------------------------------------------------------------
                                                   $   834,154
--------------------------------------------------------------
Telecommunications -- 1.1%
--------------------------------------------------------------
CenturyTel, Inc.                            9,500  $   279,775
--------------------------------------------------------------
                                                   $   279,775
--------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

PORTFOLIO OF INVESTMENTS (UNAUDITED) CONT'D

SECURITY                                  SHARES   VALUE
--------------------------------------------------------------
Transportation -- 1.4%
--------------------------------------------------------------
Expeditors International of Washington,
Inc.                                        9,900  $   359,954
--------------------------------------------------------------
                                                   $   359,954
--------------------------------------------------------------
Total Common Stocks
   (identified cost $23,316,684)                   $24,069,599
--------------------------------------------------------------
Total Investments -- 97.5%
   (identified cost $23,316,684)                   $24,069,599
--------------------------------------------------------------
Other Assets, Less Liabilities -- 2.5%             $   620,425
--------------------------------------------------------------
Net Assets -- 100.0%                               $24,690,024
--------------------------------------------------------------

 (1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS (UNAUDITED)

STATEMENT OF ASSETS AND LIABILITIES

AS OF APRIL 30, 2003
Assets
-----------------------------------------------------
Investments, at value
   (identified cost, $23,316,684)         $24,069,599
Cash                                        1,168,681
Receivable for investments sold               179,538
Interest and dividends receivable               8,355
Prepaid expenses                                   15
-----------------------------------------------------
TOTAL ASSETS                              $25,426,188
-----------------------------------------------------

Liabilities
-----------------------------------------------------
Payable for investments purchased         $   717,419
Payable to affiliate for Trustees' fees           155
Accrued expenses                               18,590
-----------------------------------------------------
TOTAL LIABILITIES                         $   736,164
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $24,690,024
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $23,937,109
Net unrealized appreciation (computed on
   the basis of identified cost)              752,915
-----------------------------------------------------
TOTAL                                     $24,690,024
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE SIX MONTHS ENDED
APRIL 30, 2003
Investment Income
-----------------------------------------------------
Dividends                                 $    86,797
Interest                                        1,331
-----------------------------------------------------
TOTAL INVESTMENT INCOME                   $    88,128
-----------------------------------------------------

Expenses
-----------------------------------------------------
Investment adviser fee                    $    85,264
Trustees' fees and expenses                       197
Custodian fee                                  17,549
Legal and accounting services                   9,773
Miscellaneous                                     135
-----------------------------------------------------
TOTAL EXPENSES                            $   112,918
-----------------------------------------------------

NET INVESTMENT LOSS                       $   (24,790)
-----------------------------------------------------

Realized and Unrealized Gain (Loss)
-----------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(1,208,996)
-----------------------------------------------------
NET REALIZED LOSS                         $(1,208,996)
-----------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $ 2,142,038
-----------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $ 2,142,038
-----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN          $   933,042
-----------------------------------------------------

NET INCREASE IN NET ASSETS FROM
   OPERATIONS                             $   908,252
-----------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

                                          SIX MONTHS ENDED
INCREASE (DECREASE)                       APRIL 30, 2003    PERIOD ENDED
IN NET ASSETS                             (UNAUDITED)       OCTOBER 31, 2002(1)
-------------------------------------------------------------------------------
From operations --
   Net investment loss                    $        (24,790) $           (49,816)
   Net realized loss                            (1,208,996)            (577,498)
   Net change in unrealized
      appreciation (depreciation)                2,142,038           (1,389,123)
-------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                        $        908,252  $        (2,016,437)
-------------------------------------------------------------------------------
Capital transactions --
   Contributions                          $     10,065,319  $        19,978,729
   Withdrawals                                  (3,432,559)            (913,290)
-------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $      6,632,760  $        19,065,439
-------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                $      7,541,012  $        17,049,002
-------------------------------------------------------------------------------

Net Assets
-------------------------------------------------------------------------------
At beginning of period                    $     17,149,012  $           100,010
-------------------------------------------------------------------------------
AT END OF PERIOD                          $     24,690,024  $        17,149,012
-------------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                  SIX MONTHS ENDED
                                  APRIL 30, 2003      PERIOD ENDED
                                  (UNAUDITED)         OCTOBER 31, 2002(1)
-----------------------------------------------------------------------------
Ratios/Supplemental Data
-----------------------------------------------------------------------------
Ratios (As a percentage of
   average daily net assets):
   Expenses                              1.07%(2)                1.68%(2)
   Net investment loss                  (0.23)%(2)              (0.81)%(2)
Portfolio Turnover                         33%                     13%
-----------------------------------------------------------------------------
TOTAL RETURN(3)                          4.55%                 (14.72)%
-----------------------------------------------------------------------------
NET ASSETS, END OF PERIOD
   (000'S OMITTED)                    $24,690                 $17,149
-----------------------------------------------------------------------------

 (1) For the period from the start of business, March 1, 2002, to October 31, 2002.
 (2)  Annualized.
 (3)  Total return is not computed on an annualized basis.

                       SEE NOTES TO FINANCIAL STATEMENTS

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1 Significant Accounting Policies
-------------------------------------------
   Tax-Managed Mid-Cap Core Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term, after-tax returns by investing in a diversified portfolio of common stocks of mid-cap companies. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2003, the Eaton Vance Tax-Managed Mid-Cap Core Fund held an approximate 35.2% interest in the Portfolio and one other investor owned an interest greater than 10% that equaled 64.5%. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and ask prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates fair value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

 C Income Taxes -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since the Portfolio's investors include regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

 D Financial Futures Contract -- Upon entering a financial futures contract, the Portfolio is required to deposit either in cash or securities an amount (initial margin) equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio (margin maintenance) each day, dependent on daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed to hedge against anticipated future changes in price of current or anticipated Portfolio positions. Should prices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

 E Put Options -- Upon the purchase of a put option by the Portfolio, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, the Portfolio will realize a loss in the amount of the cost of the option. When the Portfolio enters into a closing sale transaction, the Portfolio will realize a gain or loss depending on whether the sales proceeds from the closing sale transaction are greater or less than the cost of the option. When the Portfolio exercises a put option, settlement is made in cash. The risk associated with purchasing options is limited to the premium originally paid.

 F Securities Sold Short -- The Portfolio may sell a security short if it owns at least an equal amount of the security sold short or another security convertible or exchangeable for an equal amount of the security sold short. Such transactions are done in anticipation of a decline in the market price of the securities or in order to hedge portfolio positions. The Portfolio will generally borrow the security sold in order to make delivery to the buyer. Upon executing the transaction, the Portfolio records the proceeds as deposits with brokers in the Statement of Assets and Liabilities and establishes an offsetting payable for securities sold short for the securities

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

   due on settlement. The proceeds are retained by the broker as collateral for the short position. The liability is marked-to-market and the Portfolio is required to pay the lending broker any dividend or interest income earned while the short position is open. A gain or loss is recorded when the security is delivered to the broker. The Portfolio may recognize a loss on the transaction if the market value of the securities sold increases before the securities are delivered.

 G Foreign Currency Translation -- Investment valuations, other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

 H Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations.

 I Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

 J Other -- Investment transactions are accounted for on a trade date basis.

 K Interim Financial Statements -- The interim financial statements relating to
   April 30, 2003 and for the six months then ended have not been audited by independent certified public accountants, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 0.80% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the six months ended April 30, 2003, the advisory fee amounted to $85,264. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management Company, LLC (Atlanta Capital), a majority-owned subsidiary of Eaton Vance. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio equal to 0.55% annually of the average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except for Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio that are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2003, no significant amounts have been deferred.

   Certain officers and Trustees of the Portfolio are officers of the above organizations.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $12,921,215 and $6,797,619, respectively, for the six months ended April 30, 2003.

TAX-MANAGED MID-CAP CORE PORTFOLIO AS OF APRIL 30, 2003

NOTES TO FINANCIAL STATEMENTS (UNAUDITED) CONT'D

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2003, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $23,316,684
    -----------------------------------------------------
    Gross unrealized appreciation             $ 1,514,626
    Gross unrealized depreciation                (761,711)
    -----------------------------------------------------
    NET UNREALIZED APPRECIATION               $   752,915
    -----------------------------------------------------

5 Financial Instruments
-------------------------------------------
   The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts, and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

   The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. The Portfolio did not have any open obligations under these financial instruments at April 30, 2003.

6 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or Federal Funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees for the six months ended April 30, 2003.

INVESTMENT MANAGEMENT

EATON VANCE TAX-MANAGED MID-CAP CORE FUND

Officers

Thomas E. Faust Jr.
President

William H. Ahern, Jr.
Vice President

Thomas J. Fetter
Vice President

Michael R. Mach
Vice President

Robert B. MacIntosh
Vice President

Duncan W. Richardson
Vice President

Walter A. Row, III
Vice President

Judith A. Saryan
Vice President

Susan M. Schiff
Vice President

James L. O'Connor
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

James B. Hawkes

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

TAX-MANAGED MID-CAP CORE PORTFOLIO

Officers

James B. Hawkes
President and Trustee

Thomas E. Faust Jr.
Vice President

William R. Hackney, III
Vice President

Paul J. Marshall
Vice President

Charles B. Reed
Vice President

Michelle A. Alexander
Treasurer

Alan R. Dynner
Secretary

Trustees

Jessica M. Bibliowicz

Donald R. Dwight

Samuel L. Hayes, III

William H. Park

Norton H. Reamer

Lynn A. Stout

INVESTMENT ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



SUB-ADVISER OF TAX-MANAGED MID-CAP CORE PORTFOLIO
ATLANTA CAPITAL MANAGEMENT COMPANY LLC
1349 West Peachtree Street
Suite 1600
Atlanta, GA 30309



ADMINISTRATOR OF EATON VANCE TAX-MANAGED MID-CAP CORE FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116



TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122



                               EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

 For more information about Eaton Vance's privacy policies, call:1-800-262-1122



EATON VANCE TAX-MANAGED MID-CAP CORE FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

    This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its sales charges and expenses. Please read the prospectus carefully before you invest or send money.

1301-6/03                                                               TMMCCSRC

ITEM 2. CODE OF ETHICS

Not Required in Filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

Not Required in Filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEMS 5-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Required in Filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a) and (b) Exhibit is attached to Filing.

(c) Exhibit is attached to Filing.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Mutual Funds Trust

By:      /s/ Thomas E. Faust Jr.
         ------------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/ James L. O'Connor
         ------------------------
         James L. O'Connor
         Treasurer


Date:    June 18, 2003


By:      /s/ Thomas E. Faust Jr.
         ------------------------
         Thomas E. Faust Jr.
         President


Date:    June 18, 2003